Registration No. 33-58383

File No. 811-07255

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 36	☒

OPPENHEIMER International Bond Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of February, 2015.

OPPENHEIMER INTERNATIONAL BOND FUND
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	February 13, 2015
Sam Freedman	Board of Trustees

Arthur P. Steinmetz*	President and	February 13, 2015
Arthur P. Steinmetz	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	February 13, 2015
Brian W. Wixted	Financial & Accounting Officer

William F. Glavin, Jr.*	Trustee	February 13, 2015
William F. Glavin, Jr.

Jon S. Fossel*	Trustee	February 13, 2015
Jon S. Fossel

Richard F. Grabish*	Trustee	February 13, 2015
Richard F. Grabish

Beverly L. Hamilton*	Trustee	February 13, 2015
Beverly L. Hamilton

Victoria J. Herget*	Trustee	February 13, 2015
Victoria J. Herget

Robert J. Malone*	Trustee	February 13, 2015
Robert J. Malone

F. William Marshall, Jr.*	Trustee	February 13, 2015
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	February 13, 2015
Karen L. Stuckey

James D. Vaughn*	Trustee	February 13, 2015
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document